Schedule of Investments(a)
September 30, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.03%
Aerospace & Defense–2.27%
BWX Technologies, Inc.	97,351	$4,903,570
Curtiss-Wright Corp.	71,513	9,951,749
		14,855,319
Air Freight & Logistics–0.89%
Hub Group, Inc., Class A(b)	84,457	5,825,844
Airlines–0.60%
Spirit Airlines, Inc.(b)	208,744	3,928,562
Aluminum–0.77%
Kaiser Aluminum Corp.(c)	82,186	5,042,111
Application Software–5.64%
Consensus Cloud Solutions, Inc.(b)	81,613	3,860,295
Coupa Software, Inc.(b)(c)	50,362	2,961,286
Envestnet, Inc.(b)(c)	71,722	3,184,457
HashiCorp, Inc., Class A(b)(c)	114,853	3,697,118
Paycor HCM, Inc.(b)(c)	370,570	10,954,049
Q2 Holdings, Inc.(b)(c)	197,745	6,367,389
Sprout Social, Inc., Class A(b)(c)	97,345	5,906,894
		36,931,488
Asset Management & Custody Banks–2.27%
Federated Hermes, Inc., Class B	244,443	8,095,952
Focus Financial Partners, Inc., Class A(b)	214,798	6,768,285
		14,864,237
Auto Parts & Equipment–2.63%
Dorman Products, Inc.(b)	102,629	8,427,893
Visteon Corp.(b)	82,482	8,748,041
		17,175,934
Automotive Retail–1.95%
AutoNation, Inc.(b)(c)	125,482	12,782,851
Biotechnology–2.06%
ADMA Biologics, Inc.(b)	812,519	1,974,421
Avid Bioservices, Inc.(b)(c)	360,136	6,885,800
Gossamer Bio., Inc.(b)(c)	152,589	1,828,016
Prometheus Biosciences, Inc.(b)(c)	47,474	2,801,441
		13,489,678
Building Products–2.18%
Masonite International Corp.(b)	86,098	6,137,926
Zurn Elkay Water Solutions Corp.(c)	332,352	8,142,624
		14,280,550
Casinos & Gaming–0.79%
Boyd Gaming Corp.(c)	108,290	5,160,019
Construction & Engineering–1.70%
Primoris Services Corp.	181,726	2,953,048
Valmont Industries, Inc.	30,339	8,149,662
		11,102,710
Shares		Value
Construction Machinery & Heavy Trucks–0.72%
Allison Transmission Holdings, Inc.	139,517	$4,710,094
Construction Materials–1.30%
Summit Materials, Inc., Class A(b)(c)	355,557	8,519,146
Data Processing & Outsourced Services–1.41%
Paya Holdings, Inc., Class A(b)(c)	530,805	3,243,218
Payoneer Global, Inc.(b)	987,673	5,975,422
		9,218,640
Diversified Banks–0.59%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	118,272	3,839,109
Diversified Metals & Mining–0.86%
Compass Minerals International, Inc.(c)	146,792	5,655,896
Electrical Components & Equipment–2.99%
Atkore, Inc.(b)(c)	104,632	8,141,416
Regal Rexnord Corp.(c)	59,143	8,301,311
Vertiv Holdings Co.	317,794	3,088,958
		19,531,685
Electronic Components–0.74%
Belden, Inc.	80,321	4,820,866
Electronic Equipment & Instruments–0.56%
Itron, Inc.(b)	86,933	3,660,749
Gas Utilities–3.65%
National Fuel Gas Co.	160,240	9,862,772
Northwest Natural Holding Co.	158,740	6,886,141
Suburban Propane Partners L.P.	475,724	7,159,646
		23,908,559
Health Care Equipment–3.48%
AtriCure, Inc.(b)(c)	156,159	6,105,817
Heska Corp.(b)(c)	9,386	684,427
Inspire Medical Systems, Inc.(b)	60,538	10,737,625
Tandem Diabetes Care, Inc.(b)(c)	68,490	3,277,247
TransMedics Group, Inc.(b)(c)	47,768	1,993,836
		22,798,952
Health Care Facilities–3.53%
Acadia Healthcare Co., Inc.(b)	188,510	14,737,712
Tenet Healthcare Corp.(b)	162,237	8,368,184
		23,105,896
Health Care REITs–0.80%
Sabra Health Care REIT, Inc.(c)	397,892	5,220,343
Health Care Services–1.51%
Addus HomeCare Corp.(b)(c)	103,583	9,865,245
Health Care Supplies–0.56%
BioLife Solutions, Inc.(b)(c)	161,425	3,672,419
Home Furnishings–0.50%
Tempur Sealy International, Inc.(c)	135,082	3,260,880

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Homebuilding–1.99%
Skyline Champion Corp.(b)	75,197	$3,975,666
TopBuild Corp.(b)	55,035	9,068,667
		13,044,333
Hotel & Resort REITs–1.19%
DiamondRock Hospitality Co.(c)	1,035,256	7,774,773
Human Resource & Employment Services–3.17%
ASGN, Inc.(b)	125,964	11,383,367
Korn Ferry	199,343	9,359,154
		20,742,521
Hypermarkets & Super Centers–2.14%
BJ’s Wholesale Club Holdings, Inc.(b)	191,942	13,975,297
Industrial Machinery–2.48%
EnPro Industries, Inc.(c)	95,685	8,131,311
Evoqua Water Technologies Corp.(b)	245,655	8,123,811
		16,255,122
Interactive Media & Services–1.63%
Ziff Davis, Inc.(b)(c)	155,458	10,645,764
Investment Banking & Brokerage–1.81%
Stifel Financial Corp.	227,571	11,813,211
Leisure Facilities–1.03%
Cedar Fair L.P.	164,525	6,770,204
Leisure Products–0.60%
Topgolf Callaway Brands Corp.(b)(c)	203,200	3,913,632
Life Sciences Tools & Services–1.88%
Azenta, Inc.(c)	163,575	7,010,824
CryoPort, Inc.(b)(c)	218,008	5,310,675
		12,321,499
Metal & Glass Containers–1.01%
Silgan Holdings, Inc.(c)	157,916	6,638,789
Multi-Utilities–1.19%
Avista Corp.	210,473	7,798,025
Oil & Gas Drilling–0.92%
Helmerich & Payne, Inc.(c)	161,970	5,988,031
Oil & Gas Equipment & Services–0.85%
NOV, Inc.(c)	342,752	5,545,727
Oil & Gas Exploration & Production–2.74%
Chesapeake Energy Corp.(c)	98,069	9,239,080
CNX Resources Corp.(b)(c)	559,579	8,690,262
		17,929,342
Oil & Gas Storage & Transportation–0.66%
Equitrans Midstream Corp.(c)	574,546	4,297,604
Packaged Foods & Meats–0.55%
Lancaster Colony Corp.	23,971	3,602,362
Personal Products–1.17%
BellRing Brands, Inc.(b)	372,020	7,667,332
Pharmaceuticals–1.27%
Collegium Pharmaceutical, Inc.(b)(c)	207,187	3,319,136
Shares		Value
Pharmaceuticals–(continued)
Intra-Cellular Therapies, Inc.(b)(c)	107,018	$4,979,547
		8,298,683
Property & Casualty Insurance–1.49%
Definity Financial Corp. (Canada)	346,300	9,732,049
Regional Banks–9.39%
BankUnited, Inc.	250,272	8,551,794
Berkshire Hills Bancorp, Inc.(c)	210,870	5,756,751
Cathay General Bancorp	209,506	8,057,601
Columbia Banking System, Inc.(c)	196,940	5,689,597
FB Financial Corp.	84,320	3,221,867
Heritage Financial Corp.	201,549	5,335,002
OceanFirst Financial Corp.(c)	250,216	4,664,026
Pacific Premier Bancorp, Inc.(c)	260,516	8,065,575
Silvergate Capital Corp., Class A(b)	36,731	2,767,681
Webster Financial Corp.	207,025	9,357,530
		61,467,424
Research & Consulting Services–2.99%
CACI International, Inc., Class A(b)	38,423	10,030,709
KBR, Inc.(c)	221,183	9,559,529
		19,590,238
Restaurants–1.30%
Texas Roadhouse, Inc.	97,321	8,492,230
Semiconductor Equipment–0.79%
MKS Instruments, Inc.	62,887	5,196,982
Semiconductors–1.94%
Allegro MicroSystems, Inc. (Japan)(b)	216,689	4,734,654
Ambarella, Inc.(b)(c)	62,066	3,486,868
MACOM Technology Solutions Holdings, Inc.(b)(c)	86,306	4,469,788
		12,691,310
Specialized REITs–3.13%
Four Corners Property Trust, Inc.(c)	433,232	10,479,882
National Storage Affiliates Trust	240,474	9,998,909
		20,478,791
Specialty Chemicals–0.67%
NewMarket Corp.	14,468	4,352,408
Systems Software–0.62%
Progress Software Corp.(c)	94,589	4,024,762
Thrifts & Mortgage Finance–1.48%
WSFS Financial Corp.(c)	208,405	9,682,496
Total Common Stocks & Other Equity Interests (Cost $533,251,930)		647,958,723
Money Market Funds–1.49%
Invesco Government & Agency Portfolio, Institutional Class, 2.88%(d)(e)	3,415,036	3,415,036
Invesco Liquid Assets Portfolio, Institutional Class, 2.90%(d)(e)	2,435,560	2,436,047
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 2.87%(d)(e)	3,902,899	$3,902,899
Total Money Market Funds (Cost $9,753,241)		9,753,982
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.52% (Cost $543,005,171)		657,712,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–24.39%
Invesco Private Government Fund, 3.01%(d)(e)(f)	44,678,175	44,678,175
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 3.11%(d)(e)(f)	114,915,841	$114,915,841
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $159,601,988)		159,594,016
TOTAL INVESTMENTS IN SECURITIES–124.91% (Cost $702,607,159)		817,306,721
OTHER ASSETS LESS LIABILITIES—(24.91)%		(163,010,340)
NET ASSETS–100.00%		$654,296,381
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,719,425	$43,855,315	$(46,159,704)	$-	$-	$3,415,036	$22,108
Invesco Liquid Assets Portfolio, Institutional Class	3,797,951	31,325,224	(32,687,544)	741	(325)	2,436,047	21,356
Invesco Treasury Portfolio, Institutional Class	6,536,485	50,120,360	(52,753,946)	-	-	3,902,899	31,739
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	25,179,539	197,727,707	(178,229,071)	-	-	44,678,175	241,876*
Invesco Private Prime Fund	58,752,256	463,221,860	(407,042,810)	(7,445)	(8,020)	114,915,841	660,867*
Total	$99,985,656	$786,250,466	$(716,873,075)	$(6,704)	$(8,345)	$169,347,998	$977,946

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Main Street Small Cap Fund®

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$647,958,723	$—	$—	$647,958,723
Money Market Funds	9,753,982	159,594,016	—	169,347,998
Total Investments	$657,712,705	$159,594,016	$—	$817,306,721
Invesco V.I. Main Street Small Cap Fund®